Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts Payable And Accrued Liabilities Details
Balance, December 31,	$ 0	$ 54	$ 0
Add:
Excess of subscription price over fair value of flow through common shares	12	0	57
Foreign currency translation adjustment	0	0	4
Less:
Income tax recovery	(3)	(54)	(7)
Balance, December 31,	$ 9	$ 0	$ 54